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E-Mail: aketter@quarles.com

March 2, 2009

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:

North Track Funds, Inc. (the "Registrant")

1933 Act No. 33-12

1940 Act File No. 811-4401

Rule 497(j) Certification for Prospectus and Statement of Additional

Information in Connection with Post-Effective Amendment No. 86 to

Registration Statement on Form N-1A

Ladies and Gentlemen:

This is to certify that the definitive Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Securities Act of 1933 in connection with Post-Effective Amendment No. 86 (the “Amendment”) to the Registration Statement on Form N-1A of the Registrant named above would not have contained any changes as compared to the forms of the Prospectus and Statement of Additional Information included in said Amendment.  Therefore, this certification is made in lieu of filing under paragraph (c) of Rule 497.

The Amendment was filed on February 27, 2009 pursuant to Rule 485(b) and automatically became effective on March 1, 2009.  The definitive Prospectus and Statement of Additional Information are dated March 1, 2009.

Very truly yours,

QUARLES & BRADY LLP

/s/ Andrew D. Ketter
Andrew D. Ketter

cc:

Ms. Elizabeth A. Watkins, Interim President

Ms. Angelique A. David, Assistant Secretary